Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income	SFr 17,374	SFr 19,341	SFr 19,061
Interest expense	(9,812)	(10,042)	(10,027)
Net interest income	7,562	9,299	9,034
Commissions and fees	11,092	12,044	13,051
Trading revenues	313	1,340	2,026
Other revenues	1,356	1,114	2,131
Net revenues	20,323	23,797	26,242
Provision for credit losses	252	324	186
Compensation and benefits	10,572	11,546	11,334
General and administrative expenses	9,770	8,574	9,534
Commission expenses	1,455	1,623	1,561
Goodwill impairment	0	3,797	0
Restructuring expenses	540	355
Total other operating expenses	11,765	14,349	11,095
Total operating expenses	22,337	25,895	22,429
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Income tax expense	441	523	1,405
Income/(loss) from continuing operations	(2,707)	(2,945)	2,222
Income/(loss) from discontinued operations, net of tax	0	0	102
Net income/(loss)	(2,707)	(2,945)	2,324
Net income/(loss) attributable to noncontrolling interests	3	(1)	449
Net income/(loss) attributable to shareholders	(2,710)	(2,944)	1,875
of which from continuing operations	(2,710)	(2,944)	1,773
of which from discontinued operations	SFr 0	SFr 0	SFr 102
Basic earnings per share (CHF)
Basic earnings/(loss) per share from continuing operations (in CHF per share)	SFr (1.32)	SFr (1.73)	SFr 0.99
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	0.06
Basic earnings/(loss) per share (in CHF per share)	(1.32)	(1.73)	1.05
Diluted earnings per share (CHF)
Diluted earnings/(loss) per share from continuing operations (in CHF per share)	(1.32)	(1.73)	0.98
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.00	0.00	0.06
Diluted earnings/(loss) per share (in CHF per share)	SFr (1.32)	SFr (1.73)	SFr 1.04
Bank
Interest and dividend income	SFr 16,925	SFr 18,857	SFr 18,585
Interest expense	(9,737)	(9,990)	(9,908)
Net interest income	7,188	8,867	8,677
Commissions and fees	10,817	11,846	12,887
Trading revenues	370	1,298	1,790
Other revenues	1,427	1,200	2,235
Net revenues	19,802	23,211	25,589
Provision for credit losses	216	276	125
Compensation and benefits	10,645	11,523	11,382
General and administrative expenses	9,758	8,614	9,573
Commission expenses	1,441	1,614	1,548
Goodwill impairment	0	3,797	0
Restructuring expenses	510	325
Total other operating expenses	11,709	14,350	11,121
Total operating expenses	22,354	25,873	22,503
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Income tax expense	357	439	1,299
Income/(loss) from continuing operations	(3,125)	(3,377)	1,662
Income/(loss) from discontinued operations, net of tax	0	0	102
Net income/(loss)	(3,125)	(3,377)	1,764
Net income/(loss) attributable to noncontrolling interests	(6)	(7)	445
Net income/(loss) attributable to shareholders	(3,119)	(3,370)	1,319
of which from continuing operations	(3,119)	(3,370)	1,217
of which from discontinued operations	SFr 0	SFr 0	SFr 102